Intangible assets and good will, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets And Good Will, Net Of Amortization
Intangible assets and goodwill, net of amortization as of December 31, 2020 and 2019 are follows:

	December 31, 2020	December 31, 2019
Routes	$29,707	$31,911
Trademarks	3,938	3,938
Software and webpages	147,247	158,690
Other intangible rights	—	2,935

Subtotal	180,892	197,474
Goodwill	308,033	308,033

Total Intangible Assets	$488,925	$505,507

Detail Of Intangible Assets
The following is the detail of intangible assets as of December 31, 2020 and 2019:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Additions (1)	—	—	—	43,764	—	43,764
Disposals (1)	—	—	—	(10,171)	—	(10,171)

December 31, 2020	$311,180	$52,481	$3,938	$315,719	$27,521	$710,839

Accumulated Amortization and Impairment Losses:
December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Amortization for the year	—	2,204	—	45,036	2,935	50,175

December 31, 2020	$3,147	$22,774	—	$168,472	$27,521	$221,914

Carrying Amounts:

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

December 31, 2020	$308,033	$29,707	$3,938	$147,247	—	$488,925

(1)
The main additions of other intangibles correspond to SAP project for $33,346, digital transformation project for $2,387, CRM project $2,179, Core System project $1,108, Software and webpages for $4,071. In relation to deconsolidation of Avianca Perú S.A. there is a disposal of $10,171.

The following is the detail of intangible assets as of December 31, 2019 and 2018:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Additions (1)	—	—	—	34,751	2,099	36,850
Transfers	—	—	—	76,025	(76,025)	—
Disposals	—	—	(21)	—	—	(21)
Sale of subsidiaries	—	—	—	(50)	—	(50)

December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Accumulated Amortization and Impairment Losses:
December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Amortization for the year	—	2,388	—	36,551	6,181	45,120
Sale of subsidiaries	—	—	—	(45)	—	(45)

December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Carrying Amounts:

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

(1)
The main acquisitions of other intangibles correspond to digital transformation project for $ 28,567, the SAP project for $17,566, J2C project for $ 13,056, SOC Project for $ 8,848 and CRM project 5,936.

Carrying Value Of The Goodwill Allocated To The Air Transport Segment	The carrying value of the goodwill allocated to the air transport segment is as follows:

	December 31, 2020	December 31, 2019
Goodwill	$308,033	$308,033
Routes	23,463	23,463
Trademarks	3,938	3,938

Main Hypotheses Used In The Calculations Of The Value In Use
The main assumptions used in the calculations of the value in use are as follows:

	December 31, 2020	December 31, 2019
Carrying amount of goodwill, routes and trademarks with indefinite life	$335,434	$335,434
Impairment losses	—	—
Revenue growth p.a. over planning period	2.5% to 24.8%	2.3% to 5%
Operating income over planning period	(5.9%) to 11.4%	5.2% to 8.8%
Capital expenditures over planning period	1.24% to 3.86%	(0.2%) to 12.69%
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	3.7%	4.3%
Operating Income after planning period	11.50%	10.00%
Capital expenditures after planning period	2.43%	6.43%
Business Enterprise Value	5,724,540	9,269,446
Discount rate (1)	14.11%	8.72%